Vessels, net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels, net	Vessels, net

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
January 1, 2023	$2,326,477	$62,035	$2,388,512
Additions to vessels and equipment	191,727	—	191,727
Additions	175	5,817	5,992
Write-offs of fully amortized assets	—	(689)	(689)
Disposals	(51,041)	(2,749)	(53,790)
June 30, 2023	$2,467,338	$64,414	$2,531,752
Accumulated Depreciation
January 1, 2023	670,495	25,523	696,018
Charge for the period	54,912	9,019	63,931
Write-offs of fully amortized assets	—	(689)	(689)
Disposals	$(37,585)	$(440)	$(38,025)
June 30, 2023	$687,822	$33,413	$721,235
Net Book Value
December 31, 2022	$1,655,982	$36,512	$1,692,494
June 30, 2023	$1,779,516	$31,001	$1,810,517

The cost and net book value of the 32 vessels that were contracted under time charter arrangements (please read Note 2—Operating Revenue for additional information) was $1,677.8 million and $1,198.2 million, respectively, as of June 30, 2023 (December 31, 2022: $1,776.0 million and $1,236.0 million, respectively, for 34 vessels contracted under time charters).

The net book value of vessels that serve as collateral for the Company’s secured term loan and revolving credit facilities (please read Note 6—Secured Term Loan Facilities and Revolving Credit Facilities, for additional information) was $1,504.0 million as of June 30, 2023 (December 31, 2022: $1,420.9 million).

The cost and net book value of vessels that are included in the table above and are subject to financing arrangements (please read Note 15—Variable Interest Entities for additional information) was $83.6 million and $64.4 million, respectively, as of June 30, 2023. (December 31, 2022: $83.6 million and $66.1 million, respectively).
The Navigator Greater Bay Joint Venture acquired one 17,000 cbm, 2018-built ethylene capable liquefied gas carriers and three 22,000 cbm, 2019-built ethylene capable liquefied gas carriers during the six months ended June 30, 2023 for an aggregate consideration of $191.7 million. These were financed by a $123.5 million drawdown on a secured term loan, a $27.3 million equity contribution from Greater Bay Gas and $40.9 million from available cash on hand.
On May 2, 2023, the Company sold and delivered its vessel, Navigator Orion, a 2000-built 22,085 cbm ethylene capable semi-refrigerated handysize carrier to a third party for $20.9 million, before broker commission.